United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Jeffrey K. Ringdahl, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2024

Date of reporting period: April 30, 2023

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
Algeria - 0.24% (Cost $1,000,000)
Credit-Linked Notes - 0.24%
Republic of Algeria (Issuer Neder Financierings-MAAT), 10.000%, Due 11/15/2023	$	1,000,000	$1,020,379

Angola - 4.66%
Credit-Linked Notes - 0.19%
Republic of Angola (Issuer Aurora Australis B.V.), 11.402%, Due 12/19/2023, (6 mo. USD LIBOR + 6.250%)A B		187,500	195,769
Republic of Angola (Issuer ICBC Standard Bank PLC), 16.500%, Due 3/18/2024	AOA	300,000,000	608,273

Total Credit-Linked Notes			804,042

Foreign Sovereign Obligations - 4.47%
Angolan Government International Bonds,
8.250%, Due 5/9/2028B		10,453,000	9,140,522
8.000%, Due 11/26/2029C		2,114,000	1,775,760
8.750%, Due 4/14/2032B		740,000	611,551
8.750%, Due 4/14/2032C		3,475,000	2,871,809
9.375%, Due 5/8/2048B		5,126,000	3,920,365
9.125%, Due 11/26/2049B		800,000	595,907

Total Foreign Sovereign Obligations			18,915,914

Total Angola (Cost $22,048,662)			19,719,956

Argentina - 1.61%
Foreign Sovereign Obligations - 1.61%
Argentina Government International Bonds,
1.000%, Due 7/9/2029		227,491	53,453
0.500%, Due 7/9/2030D E		3,027,515	732,084
1.500%, Due 7/9/2035D E		21,212,784	4,689,757
3.500%, Due 7/9/2041D E		5,300,000	1,319,542

Total Foreign Sovereign Obligations			6,794,836

Total Argentina (Cost $12,395,055)			6,794,836

Armenia - 1.13%
Foreign Sovereign Obligations - 1.13%
Armenia Treasury Bonds,
6.500%, Due 4/29/2024, Series 3YR	AMD	1,575,000,000	3,898,289
7.000%, Due 4/29/2026, Series 5YR	AMD	385,000,000	886,596

Total Foreign Sovereign Obligations			4,784,885

Total Armenia (Cost $3,972,343)			4,784,885

Azerbaijan - 0.26% (Cost $1,119,293)
Credit-Linked Notes - 0.26%
Republic of Azerbaijan (Issuer Frontera Capital B.V.), 10.000%, Due 8/1/2023C	AZN	1,900,000	1,116,006

Benin - 0.86%
Foreign Sovereign Obligations - 0.86%
Benin Government International Bonds,
4.875%, Due 1/19/2032C	EUR	3,042,000	2,491,192
6.875%, Due 1/19/2052C	EUR	1,569,000	1,148,151

Total Foreign Sovereign Obligations			3,639,343

Total Benin (Cost $5,011,209)			3,639,343

Cameroon - 2.19%
Foreign Sovereign Obligations - 2.19%
Cameroon International Bonds,
5.950%, Due 7/7/2032B	EUR	3,250,000	2,500,449

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
Cameroon - 2.19% (continued)
Foreign Sovereign Obligations - 2.19% (continued)
Cameroon International Bonds (continued)
5.950%, Due 7/7/2032C	EUR	8,823,000	$6,788,142

Total Foreign Sovereign Obligations			9,288,591

Total Cameroon (Cost $13,288,790)			9,288,591

Costa Rica - 0.69% (Cost $2,441,983)
Foreign Sovereign Obligations - 0.69%
Costa Rica Government International Bonds, 9.200%, Due 2/21/2029B	$	2,500,000	2,934,250

Dominican Republic - 3.54%
Foreign Sovereign Obligations - 3.54%
Dominican Republic Central Bank Notes, 13.000%, Due 12/5/2025B	DOP	105,000,000	1,972,181
Dominican Republic International Bonds,
12.000%, Due 8/8/2025B	DOP	182,500,000	3,343,392
9.750%, Due 6/5/2026B	DOP	8,850,000	160,924
8.000%, Due 2/12/2027B	DOP	220,000,000	3,501,431
12.750%, Due 9/23/2029C	DOP	224,300,000	4,516,867
13.625%, Due 2/3/2033C	DOP	69,750,000	1,495,154

Total Foreign Sovereign Obligations			14,989,949

Total Dominican Republic (Cost $14,385,995)			14,989,949

Ecuador - 2.10%
Foreign Sovereign Obligations - 2.10%
Ecuador Government International Bonds,
5.500%, Due 7/31/2030C D E		1,556,850	821,326
5.500%, Due 7/31/2030B D E		7,886,048	4,160,334
2.500%, Due 7/31/2035C D E		3,789,045	1,385,582
2.500%, Due 7/31/2035B D E		5,088,600	1,860,804
1.500%, Due 7/31/2040B D E		438,000	142,350
1.500%, Due 7/31/2040C D E		1,625,550	528,304

Total Foreign Sovereign Obligations			8,898,700

Total Ecuador (Cost $14,816,358)			8,898,700

Egypt - 2.81%
Foreign Sovereign Obligations - 2.81%
Egypt Government Bonds,
14.483%, Due 4/6/2026, Series 5YR	EGP	6,500,000	164,580
15.700%, Due 11/7/2027, Series 10YR	EGP	10,000,000	244,475
Egypt Government International Bonds,
7.500%, Due 1/31/2027B		736,000	491,368
5.625%, Due 4/16/2030B	EUR	2,894,000	1,660,205
6.375%, Due 4/11/2031B	EUR	5,743,000	3,297,253
7.903%, Due 2/21/2048B		1,666,000	837,748
8.875%, Due 5/29/2050B		3,306,000	1,753,053
7.500%, Due 2/16/2061B		6,900,000	3,446,688

Total Foreign Sovereign Obligations			11,895,370

Total Egypt (Cost $15,660,636)			11,895,370

El Salvador - 2.34%
Foreign Sovereign Obligations - 2.34%
El Salvador Government International Bonds,
6.375%, Due 1/18/2027B		3,824,000	2,378,270
8.625%, Due 2/28/2029B		941,000	547,902
8.250%, Due 4/10/2032B		1,901,000	1,069,313

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
El Salvador - 2.34% (continued)
Foreign Sovereign Obligations - 2.34% (continued)
El Salvador Government International Bonds, (continued)
7.650%, Due 6/15/2035B	$	6,661,000	$3,344,522
7.125%, Due 1/20/2050B		2,395,000	1,155,621
9.500%, Due 7/15/2052B		2,600,000	1,410,598

Total Foreign Sovereign Obligations			9,906,226

Total El Salvador (Cost $10,569,419)			9,906,226

Ethiopia - 0.90% (Cost $4,387,827)
Foreign Sovereign Obligations - 0.90%
Ethiopia International Bonds, 6.625%, Due 12/11/2024B		5,450,000	3,788,622

Gabon - 2.58%
Foreign Sovereign Obligations - 2.58%
Gabon Government International Bonds,
6.950%, Due 6/16/2025B		3,090,000	2,847,590
6.625%, Due 2/6/2031B		9,459,000	6,959,553
7.000%, Due 11/24/2031B		1,505,000	1,110,088

Total Foreign Sovereign Obligations			10,917,231

Total Gabon (Cost $13,020,346)			10,917,231

Georgia - 0.74%
Foreign Sovereign Obligations - 0.74%
Georgia Treasury Bonds,
9.375%, Due 10/6/2024, Series 2YR	GEL	1,400,000	562,335
8.125%, Due 1/28/2026, Series 5YR	GEL	6,540,000	2,584,754

Total Foreign Sovereign Obligations			3,147,089

Total Georgia (Cost $2,560,417)			3,147,089

Ghana - 3.24%
Credit-Linked Notes - 0.01%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026B		139,548	57,912

Foreign Corporate Obligations - 0.42%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028C		2,124,000	1,780,727

Foreign Sovereign Obligations - 2.81%
Ghana Government Bonds,
19.250%, Due 12/18/2023	GHS	3,580,000	265,646
17.700%, Due 3/18/2024	GHS	4,200,000	293,297
19.750%, Due 4/15/2024, Series 5YR	GHS	1,000,000	70,070
21.000%, Due 1/27/2025	GHS	1,680,000	104,885
19.250%, Due 6/23/2025	GHS	23,500,000	1,343,755
19.000%, Due 11/2/2026, Series 10YR	GHS	47,576,000	2,280,339
19.250%, Due 1/18/2027	GHS	19,750,000	928,558
Ghana Government International Bonds,
7.750%, Due 4/7/2029C		1,641,000	599,293
10.750%, Due 10/14/2030B		1,812,000	1,232,160
8.125%, Due 3/26/2032B		9,550,000	3,514,534
7.875%, Due 2/11/2035B F		654,000	241,457
8.950%, Due 3/26/2051B F		220,000	76,934
8.750%, Due 3/11/2061B		1,937,000	673,107

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
Ghana - 3.24% (continued)
Foreign Sovereign Obligations - 2.81% (continued)
Ghana Treasury Notes, 17.250%, Due 7/31/2023, Series 2YR	GHS	3,300,000	$263,705

Total Foreign Sovereign Obligations			11,887,740

Total Ghana (Cost $24,277,005)			13,726,379

Honduras - 0.03% (Cost $110,294)
Foreign Sovereign Obligations - 0.03%
Honduras Government International Bonds, 5.625%, Due 6/24/2030B	$	159,000	125,253

Iraq - 1.34% (Cost $5,550,004)
Foreign Sovereign Obligations - 1.34%
Iraq International Bonds, 5.800%, Due 1/15/2028B		6,093,000	5,682,941

Ireland - 0.43% (Cost $1,869,240)
Foreign Sovereign Obligations - 0.43%
Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 02/19/2027B		1,971,429	1,816,179

Ivory Coast - 3.20%
Foreign Sovereign Obligations - 3.20%
Ivory Coast Government International Bonds,
5.250%, Due 3/22/2030B	EUR	1,918,000	1,722,035
5.875%, Due 10/17/2031B	EUR	993,000	888,473
4.875%, Due 1/30/2032B	EUR	7,421,000	6,180,036
6.125%, Due 6/15/2033B		382,000	322,049
6.875%, Due 10/17/2040B	EUR	2,823,000	2,248,202
6.625%, Due 3/22/2048B	EUR	2,970,000	2,191,363

Total Foreign Sovereign Obligations			13,552,158

Total Ivory Coast (Cost $15,462,369)			13,552,158

Jordan - 0.70%
Foreign Sovereign Obligations - 0.70%
Jordan Government International Bonds,
5.850%, Due 7/7/2030B		1,789,000	1,605,627
7.375%, Due 10/10/2047B		1,592,000	1,342,534

Total Foreign Sovereign Obligations			2,948,161

Total Jordan (Cost $2,923,696)			2,948,161

Kazakhstan - 3.85%
Foreign Corporate Obligations - 0.20%
Development Bank of Kazakhstan JSC, 8.950%, Due 5/4/2023B	KZT	387,500,000	856,301

Foreign Sovereign Obligations - 3.65%
Kazakhstan Government Bonds,
5.000%, Due 5/15/2023, Series 11YR	KZT	1,810,539,000	3,990,788
9.500%, Due 1/30/2024, Series 7YR	KZT	284,000,000	602,730
8.050%, Due 5/20/2024, Series 15YR	KZT	1,040,000,000	2,153,382
16.700%, Due 1/13/2025	KZT	149,000,000	341,548
10.750%, Due 2/11/2025, Series 3YR	KZT	240,000,000	503,971
10.500%, Due 8/4/2026, Series 5YR	KZT	500,000,000	1,030,641
13.900%, Due 9/16/2026, Series 4YR	KZT	280,000,000	631,855
9.000%, Due 3/6/2027, Series 10YR	KZT	1,160,000,000	2,260,868
15.350%, Due 11/18/2027	KZT	630,000,000	1,391,778
15.300%, Due 3/3/2029	KZT	736,866,000	1,771,103

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
Kazakhstan - 3.85% (continued)
Foreign Sovereign Obligations - 3.65% (continued)
Kazakhstan Government Bonds, (continued)
10.120%, Due 2/17/2034, Series 13YR	KZT	400,000,000	$779,611

Total Foreign Sovereign Obligations			15,458,275

Total Kazakhstan (Cost $17,614,353)			16,314,576

Kenya - 3.38%
Foreign Sovereign Obligations - 3.38%
Kenya Government International Bonds,
7.250%, Due 2/28/2028B	$	775,000	595,191
8.000%, Due 5/22/2032B		1,484,000	1,110,106
6.300%, Due 1/23/2034B		3,231,000	2,108,227
8.250%, Due 2/28/2048B		5,292,000	3,519,180
Kenya Infrastructure Bonds,
12.000%, Due 9/18/2023, Series 12YR	KES	23,900,000	174,839
11.000%, Due 12/2/2024, Series 9YR	KES	25,000,000	177,146
12.500%, Due 5/12/2025, Series 9YR	KES	22,700,000	164,721
10.200%, Due 5/25/2026, Series 6YR	KES	31,000,000	207,310
11.000%, Due 10/12/2026, Series 12YR	KES	43,467,948	294,076
13.215%, Due 11/27/2028, Series 6YR	KES	124,600,000	885,409
10.850%, Due 4/2/2029, Series 9YR	KES	24,550,000	157,465
12.500%, Due 1/10/2033, Series 15YR	KES	631,000,000	4,186,942
11.750%, Due 10/8/2035, Series 16YR	KES	112,000,000	723,458

Total Foreign Sovereign Obligations			14,304,070

Total Kenya (Cost $18,927,966)			14,304,070

Kyrgyzstan - 1.45%
Credit-Linked Notes - 1.45%
Republic of Kyrgyzstan (Issuer Frontera Capital B.V.),
10.500%, Due 9/24/2024C	KGS	150,000,000	1,719,207
8.000%, Due 5/26/2025	KGS	70,000,000	697,281
6.000%, Due 9/19/2025C	KGS	120,500,000	1,113,165
12.000%, Due 2/7/2028C	KGS	95,000,000	946,092
Republic of Kyrgyzstan (Issuer Zambezi B.V.), 10.000%, Due 4/13/2028C	KGS	180,000,000	1,643,076

Total Credit-Linked Notes			6,118,821

Total Kyrgyzstan (Cost $7,959,319)			6,118,821

Malawi - 0.84%
Credit-Linked Notes - 0.84%
Republic of Malawi (Issuer Frontera Capital B.V.),
12.500%, Due 5/21/2025C		1,050,000	708,645
18.500%, Due 8/15/2026C		2,700,000	1,956,420
13.500%, Due 6/18/2027C		700,000	469,840
13.500%, Due 9/3/2027		650,000	430,560

Total Credit-Linked Notes			3,565,465

Total Malawi (Cost $5,030,805)			3,565,465

Maldives - 0.39% (Cost $1,948,376)
Foreign Sovereign Obligations - 0.39%
Maldives Sukuk Issuance Ltd., 9.875%, Due 4/8/2026C		2,017,000	1,635,205

Mongolia - 1.35%
Credit-Linked Notes - 1.01%
Republic of Mongolia (Issuer Frontera Capital B.V.),
7.500%, Due 10/25/2024C	MNT	11,287,921,348	2,932,599

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
Mongolia - 1.35% (continued)
Credit-Linked Notes - 1.01% (continued)
Republic of Mongolia (Issuer Frontera Capital B.V.), (continued)
15.000%, Due 4/22/2025C E	MNT	4,500,000,000	$1,355,536

Total Credit-Linked Notes			4,288,135

Foreign Sovereign Obligations - 0.34%
Mongolia Government International Bonds,
8.650%, Due 1/19/2028C	$	223,000	225,191
4.450%, Due 7/7/2031B		1,581,000	1,213,417

Total Foreign Sovereign Obligations			1,438,608

Total Mongolia (Cost $7,044,692)			5,726,743

Mozambique - 3.97%
Credit-Linked Notes - 1.06%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
Due 3/26/2025E G	MZN	90,500,000	1,431,417
17.000%, Due 5/11/2025	MZN	100,000,000	1,675,442
14.500%, Due 11/13/2025	MZN	40,000,000	612,542
14.500%, Due 2/11/2027E	MZN	46,752,000	763,562

Total Credit-Linked Notes			4,482,963

Foreign Sovereign Obligations - 2.91%
Mozambique International Bonds,
5.000%, Due 9/15/2031B D E		15,387,000	10,683,194
5.000%, Due 9/15/2031C D E		2,353,000	1,633,688

Total Foreign Sovereign Obligations			12,316,882

Total Mozambique (Cost $19,340,496)			16,799,845

Netherlands - 0.83%
Foreign Corporate Obligations - 0.83%
BOI Finance B.V., 7.500%, Due 2/16/2027C	EUR	1,811,000	1,521,601
First Bank of Nigeria Ltd. Via FBN Finance Co. B.V., 8.625%, Due 10/27/2025C		1,029,000	936,884
IHS Netherlands Holdco B.V., 8.000%, Due 9/18/2027C		1,215,000	1,067,620

Total Foreign Corporate Obligations			3,526,105

Total Netherlands (Cost $4,208,501)			3,526,105

Nicaragua - 0.25% (Cost $1,159,315)
Credit-Linked Notes - 0.25%
Republic of Nicaragua (Issuer Zambezi B.V.), 7.000%, Due 4/8/2024C E		1,159,400	1,077,199

Nigeria - 3.67%
Foreign Corporate Obligations - 0.66%
Access Bank PLC, 6.125%, Due 9/21/2026C		1,207,000	948,581
SEPLAT Energy PLC, 7.750%, Due 4/1/2026C		1,069,000	848,700
United Bank for Africa PLC, 6.750%, Due 11/19/2026C		1,197,000	1,009,670

Total Foreign Corporate Obligations			2,806,951

Foreign Sovereign Obligations - 3.01%
Nigeria Government Bonds,
12.500%, Due 1/22/2026, Series 10YR	NGN	856,000,000	1,867,793
16.288%, Due 3/17/2027, Series 10YR	NGN	290,000,000	686,624
Nigeria Government International Bonds,
7.625%, Due 11/21/2025B		1,590,000	1,437,917
8.375%, Due 3/24/2029B		1,819,000	1,477,937
8.747%, Due 1/21/2031B		1,584,000	1,255,320
7.875%, Due 2/16/2032B		4,800,000	3,540,000

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
Nigeria - 3.67% (continued)
Foreign Sovereign Obligations - 3.01% (continued)
Nigeria Government International Bonds, (continued)
7.375%, Due 9/28/2033B	$	2,365,000	$1,631,850
Nigeria OMO Bills, 12.087%, Due 6/6/2023	NGN	60,000,000	129,382
Nigeria Treasury Bills,
15.298%, Due 9/7/2023	NGN	133,000,000	282,997
12.202%, Due 3/14/2024, Series 364D	NGN	62,000,000	124,987
12.704%, Due 3/28/2024, Series 364D	NGN	124,000,000	240,555
12.190%, Due 4/11/2024, Series 364D	NGN	31,000,000	60,284

Total Foreign Sovereign Obligations			12,735,646

Total Nigeria (Cost $18,258,561)			15,542,597

Pakistan - 1.09%
Foreign Sovereign Obligations - 1.09%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027B		2,880,000	1,010,362
7.375%, Due 4/8/2031C		1,180,000	398,156
7.375%, Due 4/8/2031B		7,376,000	2,488,809
8.875%, Due 4/8/2051B		2,175,000	717,750

Total Foreign Sovereign Obligations			4,615,077

Total Pakistan (Cost $10,819,140)			4,615,077

Papua New Guinea - 0.68% (Cost $3,245,528)
Foreign Sovereign Obligations - 0.68%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028B		3,251,000	2,886,877

Paraguay - 1.76%
Credit-Linked Notes - 1.76%
Republic of Paraguay (Issuer Zambezi B.V.), 11.000%, Due 3/23/2027C		2,000,000	1,586,000
Municipalidad de Asuncion (Issuer Frontera Capital B.V.), 12.000%, Due 11/22/2032	PYG	16,600,000,000	2,315,595
Republic of Paraguay (Issuer Frontera Capital B.V.),
9.000%, Due 2/13/2026C	PYG	13,700,000,000	1,816,050
9.850%, Due 2/14/2031C	PYG	13,700,000,000	1,720,089

Total Credit-Linked Notes			7,437,734

Total Paraguay (Cost $8,378,124)			7,437,734

Republic of Mauritius - 0.22% (Cost $1,018,938)
Foreign Corporate Obligations - 0.22%
Axian Telecom, 7.375%, Due 2/16/2027C		1,038,000	940,532

Rwanda - 0.59%
Foreign Sovereign Obligations - 0.59%
Rwanda International Government Bonds,
5.500%, Due 8/9/2031C		2,100,000	1,507,229
5.500%, Due 8/9/2031B		1,400,000	1,004,819

Total Foreign Sovereign Obligations			2,512,048

Total Rwanda (Cost $3,269,846)			2,512,048

Senegal - 1.28%
Foreign Sovereign Obligations - 1.28%
Senegal Government International Bonds,
5.375%, Due 6/8/2037B	EUR	843,000	587,995

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
Senegal - 1.28% (continued)
Foreign Sovereign Obligations - 1.28% (continued)
Senegal Government International Bonds, (continued)
6.750%, Due 3/13/2048B	$	7,260,000	$4,846,050

Total Foreign Sovereign Obligations			5,434,045

Total Senegal (Cost $7,113,458)			5,434,045

Serbia - 0.66%
Foreign Sovereign Obligations - 0.66%
Serbia International Bonds,
1.500%, Due 6/26/2029B	EUR	1,800,000	1,520,927
2.050%, Due 9/23/2036B	EUR	1,900,000	1,267,262

Total Foreign Sovereign Obligations			2,788,189

Total Serbia (Cost $2,554,198)			2,788,189

South Africa - 0.17% (Cost $1,137,747)
Foreign Corporate Obligations - 0.17%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026C		1,200,000	714,000

Sri Lanka - 1.62%
Foreign Sovereign Obligations - 1.62%
Sri Lanka Government International Bonds,
6.200%, Due 5/11/2027B F		3,510,000	1,150,973
6.750%, Due 4/18/2028B F		1,342,000	440,273
7.850%, Due 3/14/2029B F		871,000	285,702
7.550%, Due 3/28/2030B F		2,713,000	889,673
Sri Lanka Treasury Bills,
24.066%, Due 3/15/2024, Series 364	LKR	494,000,000	1,279,746
21.058%, Due 3/22/2024, Series 364	LKR	500,000,000	1,291,087
22.750%, Due 4/5/2024, Series 364	LKR	424,000,000	1,085,421
22.725%, Due 4/19/2024, Series 364	LKR	176,000,000	448,726

Total Foreign Sovereign Obligations			6,871,601

Total Sri Lanka (Cost $9,478,810)			6,871,601

Supranational - 2.85%
Foreign Sovereign Obligations - 2.85%
European Bank for Reconstruction & Development,
10.100%, Due 5/6/2023		750,000	838,688
10.500%, Due 5/11/2023		1,233,333	1,728,149
14.000%, Due 6/14/2023		800,000	707,576
15.000%, Due 9/21/2024		1,200,000	1,152,494
14.750%, Due 2/7/2025B		700,000	695,265
7.400%, Due 12/7/2025	VND	29,495,000,000	1,269,765
International Finance Corp.,
11.000%, Due 6/28/2024		600,000	583,754
11.000%, Due 10/18/2024	UZS	12,000,000,000	1,004,527
16.000%, Due 2/21/2025	UZS	15,000,000,000	1,337,968
6.000%, Due 1/15/2027	AZN	4,700,000	2,744,441

Total Foreign Sovereign Obligations			12,062,627

Total Supranational (Cost $11,685,798)			12,062,627

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
Tajikistan - 0.97% (Cost $4,941,020)
Foreign Sovereign Obligations - 0.97%
Tajikistan International Bonds, 7.125%, Due 9/14/2027B	$	5,341,000	$4,126,991

Togo - 0.18% (Cost $905,593)
Foreign Corporate Obligations - 0.18%
Ecobank Transnational, Inc., 8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)A C		944,000	764,640

Trinidad and Tobago - 0.32% (Cost $1,304,396)
Foreign Corporate Obligations - 0.32%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029C		1,296,000	1,340,867

Tunisia - 1.54%
Foreign Sovereign Obligations - 1.54%
Banque Centrale de Tunisie International Bond,
6.750%, Due 10/31/2023B	EUR	2,375,000	2,217,919
5.625%, Due 2/17/2024B	EUR	800,000	595,026
5.750%, Due 1/30/2025B		814,000	416,529
6.375%, Due 7/15/2026B	EUR	6,166,000	3,252,033
6.375%, Due 7/15/2026C	EUR	100,000	52,741

Total Foreign Sovereign Obligations			6,534,248

Total Tunisia (Cost $9,443,479)			6,534,248

Uganda - 2.59%
Foreign Sovereign Obligations - 2.59%
Uganda Government Bonds,
14.000%, Due 1/18/2024	UGX	8,571,500,000	2,334,112
19.500%, Due 12/18/2025, Series 10YR	UGX	4,000,000,000	1,188,597
16.000%, Due 5/6/2027	UGX	2,500,000,000	685,683
14.250%, Due 8/23/2029	UGX	2,200,000,000	564,407
16.000%, Due 11/14/2030	UGX	6,940,000,000	1,888,846
17.000%, Due 4/3/2031, Series 15YR	UGX	3,460,000,000	989,078
14.250%, Due 6/22/2034	UGX	4,925,000,000	1,205,056
16.250%, Due 11/8/2035	UGX	7,800,000,000	2,106,010

Total Foreign Sovereign Obligations			10,961,789

Total Uganda (Cost $11,271,178)			10,961,789

Ukraine - 1.33%
Foreign Sovereign Obligations - 1.33%
Ukraine Government Bonds,
10.000%, Due 8/23/2023, Series 10YRH	UAH	14,500,000	292,625
10.950%, Due 11/1/2023H	UAH	50,000,000	1,124,942
16.000%, Due 3/13/2024, Series 1.5YRH	UAH	27,000,000	593,299
9.990%, Due 5/22/2024H	UAH	13,000,000	226,636
12.700%, Due 10/30/2024H	UAH	89,100,000	1,700,948
15.840%, Due 2/26/2025H	UAH	102,000,000	1,710,324

Total Foreign Sovereign Obligations			5,648,774

Total Ukraine (Cost $9,286,876)			5,648,774

United Republic of Tanzania - 0.46% (Cost $2,070,284)
Foreign Corporate Obligations - 0.46%
HTA Group Ltd., 7.000%, Due 12/18/2025C		2,075,000	1,952,575

United States - 1.96%
Corporate Obligations - 1.96%
Citigroup Global Markets Holdings, Inc.,
Due 2/21/2024C G	LKR	165,000,000	435,349

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
United States - 1.96% (continued)
Corporate Obligations - 1.96% (continued)
Citigroup Global Markets Holdings, Inc., (continued)
Due 2/21/2024B G	LKR	570,000,000	$1,503,934
Due 2/27/2024G	LKR	570,000,000	1,498,463
Due 2/27/2024C G	LKR	250,000,000	657,221
Due 3/5/2024C G	LKR	250,000,000	654,836
12.500%, Due 1/26/2026B	NGN	1,060,000,000	2,308,871
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028C	$	1,281,000	1,233,859

Total Corporate Obligations			8,292,533

Total United States (Cost $7,722,101)			8,292,533

Uruguay - 3.00%
Foreign Sovereign Obligations - 3.00%
Uruguay Government International Bonds,
8.250%, Due 5/21/2031	UYU	81,798,000	1,893,560
3.875%, Due 7/2/2040I	UYU	397,343,408	10,794,317

Total Foreign Sovereign Obligations			12,687,877

Total Uruguay (Cost $11,400,419)			12,687,877

Uzbekistan - 2.21%
Foreign Sovereign Obligations - 2.21%
Uzbekistan International Bonds,
14.500%, Due 11/25/2023B	UZS	47,710,000,000	4,156,164
14.000%, Due 7/19/2024B	UZS	23,600,000,000	2,022,394
14.000%, Due 7/19/2024C	UZS	37,050,000,000	3,174,987

Total Foreign Sovereign Obligations			9,353,545

Total Uzbekistan (Cost $9,860,297)			9,353,545

Venezuela - 0.01% (Cost $269,875)
Foreign Corporate Obligations - 0.01%
Petroleos de Venezuela SA, 6.000%, Due 5/16/2024B F		1,250,000	40,625

Vietnam - 0.08% (Cost $365,067)
Foreign Sovereign Obligations - 0.08%
Viet Nam Debt & Asset Trading Corp., 1.000%, Due 10/10/2025B		427,000	354,410

Zambia - 5.75%
Credit-Linked Notes - 1.31%
Republic of Zambia (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026C	ZMW	133,161,509	5,543,547

Foreign Corporate Obligations - 0.48%
First Quantum Minerals Ltd.,
6.875%, Due 3/1/2026B		1,300,000	1,273,967
6.875%, Due 10/15/2027B		764,000	741,729

Total Foreign Corporate Obligations			2,015,696

Foreign Sovereign Obligations - 3.96%
Zambia Government Bonds,
10.000%, Due 12/27/2024, Series 3YR	ZMW	11,000,000	541,287
12.000%, Due 4/23/2025, Series 7YR	ZMW	7,800,000	386,004
11.000%, Due 1/25/2026, Series 5YR	ZMW	114,100,000	5,018,956
12.000%, Due 6/17/2026	ZMW	12,000,000	513,649
15.000%, Due 8/18/2026	ZMW	12,000,000	528,363
13.000%, Due 8/29/2026, Series 10YR	ZMW	64,500,000	2,774,241
13.000%, Due 12/18/2027, Series 10YR	ZMW	24,795,000	911,170
13.000%, Due 12/17/2028, Series 10YR	ZMW	30,000,000	1,006,497

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount*		Fair Value
Zambia - 5.75% (continued)
Foreign Sovereign Obligations - 3.96% (continued)
Zambia Government Bonds, (continued)
13.000%, Due 1/25/2031, Series 10YR	ZMW	3,800,000	$111,278
Zambia Government International Bonds,
8.500%, Due 4/14/2024B F	$	642,000	300,328
8.970%, Due 7/30/2027B F		10,150,000	4,691,330

Total Foreign Sovereign Obligations			16,783,103

Total Zambia (Cost $24,562,583)			24,342,346

	Shares
SHORT-TERM INVESTMENTS - 7.59% (Cost $32,137,797)
Investment Companies - 7.59%
American Beacon U.S. Government Money Market Select Fund, 4.69%J K		32,137,797	32,137,797

TOTAL INVESTMENTS - 94.48% (Cost $472,605,877)			400,104,877
OTHER ASSETS, NET OF LIABILITIES - 5.52%			23,356,740

TOTAL NET ASSETS - 100.00%			$423,461,617

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2023.

B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $75,559,910 or 17.84% of net assets. The Fund has no right to demand registration of these securities.

D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2023. The maturity date disclosed represents the final maturity date.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.
F	Default Security. At period end, the amount of securities in default was $8,117,295 or 1.92% of net assets.
G	Zero coupon bond.
H	Fair valued pursuant to procedures approved by the Board of Trustees. At period end, the value of these securities amounted to $5,648,774 or 1.33% of net assets.
I	Inflation-Indexed Note.
J	The Fund is affiliated by having the same investment advisor.
K	7-day yield.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

JSC - Joint Stock Company

LIBOR - London Interbank Offered Rate.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

Forward Foreign Currency Contracts Open on April 30, 2023:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	504,406	KZT	515,032	5/24/2023	BRC	$—	$(10,626)	$(10,626)
USD	23,764,182	EUR	23,832,332	7/19/2023	CBK	—	(68,150)	(68,150)
KZT	515,032	USD	515,156	5/24/2023	DB	—	(124)	(124)
EUR	486,927	USD	485,702	7/19/2023	JPM	1,225	—	1,225
USD	24,713,709	EUR	25,374,729	5/24/2023	SSB	—	(661,020)	(661,020)

						$1,225	$(739,920)	$(738,695)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
CBK	Citibank, N.A.
DB	Deutsche Bank AG
JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AMD	Armenian Dram
AOA	Angolan Kwanza
AZN	Azerbaijan Manat
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GEL	Georgian Lari
GHS	Ghanaian Cedi
KES	Kenyan Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstani Tenge
LKR	Sri Lankan Rupee
MNT	Mongolia Tugrug
MZN	Mozambique Metical
NGN	Nigerian Naira
PYG	Paraguayan guarani
UAH	Ukrainian Hryvnia
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
VND	Vietnamese Dong
ZMW	Zambian Kwacha

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2023, the investments were classified as described below:

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Algeria	$—	$1,020,379	$—	$1,020,379
Angola	—	804,042	—	804,042
Azerbaijan	—	1,116,006	—	1,116,006
Ghana	—	57,912	—	57,912
Kyrgyzstan	—	6,118,821	—	6,118,821
Malawi	—	3,565,465	—	3,565,465
Mongolia	—	4,288,135	—	4,288,135
Mozambique	—	4,482,963	—	4,482,963
Nicaragua	—	1,077,199	—	1,077,199
Paraguay	—	7,437,734	—	7,437,734
Zambia	—	5,543,547	—	5,543,547
Foreign Sovereign Obligations
Angola	—	18,915,914	—	18,915,914
Argentina	—	6,794,836	—	6,794,836
Armenia	—	4,784,885	—	4,784,885
Benin	—	3,639,343	—	3,639,343
Cameroon	—	9,288,591	—	9,288,591
Costa Rica	—	2,934,250	—	2,934,250
Dominican Republic	—	14,989,949	—	14,989,949
Ecuador	—	8,898,700	—	8,898,700
Egypt	—	11,895,370	—	11,895,370
El Salvador	—	9,906,226	—	9,906,226
Ethiopia	—	3,788,622	—	3,788,622
Gabon	—	10,917,231	—	10,917,231
Georgia	—	3,147,089	—	3,147,089
Ghana	—	11,887,740	—	11,887,740
Honduras	—	125,253	—	125,253
Iraq	—	5,682,941	—	5,682,941
Ireland	—	1,816,179	—	1,816,179
Ivory Coast	—	13,552,158	—	13,552,158
Jordan	—	2,948,161	—	2,948,161
Kazakhstan	—	15,458,275	—	15,458,275
Kenya	—	14,304,070	—	14,304,070
Maldives	—	1,635,205	—	1,635,205
Mongolia	—	1,438,608	—	1,438,608
Mozambique	—	12,316,882	—	12,316,882
Nigeria	—	12,735,646	—	12,735,646
Pakistan	—	4,615,077	—	4,615,077
Papua New Guinea	—	2,886,877	—	2,886,877
Rwanda	—	2,512,048	—	2,512,048
Senegal	—	5,434,045	—	5,434,045
Serbia	—	2,788,189	—	2,788,189
Sri Lanka	—	6,871,601	—	6,871,601
Supranational	—	12,062,627	—	12,062,627
Tajikistan	—	4,126,991	—	4,126,991
Tunisia	—	6,534,248	—	6,534,248
Uganda	—	10,961,789	—	10,961,789
Ukraine	—	—	5,648,774	5,648,774
Uruguay	—	12,687,877	—	12,687,877
Uzbekistan	—	9,353,545	—	9,353,545
Vietnam	—	354,410	—	354,410
Zambia	—	16,783,103	—	16,783,103
Foreign Corporate Obligations
Ghana	—	1,780,727	—	1,780,727
Kazakhstan	—	856,301	—	856,301

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Foreign Corporate Obligations (continued)
Netherlands	$—	$3,526,105	$—	$3,526,105
Nigeria	—	2,806,951	—	2,806,951
Republic of Mauritius	—	940,532	—	940,532
South Africa	—	714,000	—	714,000
Togo	—	764,640	—	764,640
Trinidad and Tobago	—	1,340,867	—	1,340,867
United Republic of Tanzania	—	1,952,575	—	1,952,575
Venezuela	—	40,625	—	40,625
Zambia	—	2,015,696	—	2,015,696
Corporate Obligations
United States	—	8,292,533	—	8,292,533
Short-Term Investments	32,137,797	—	—	32,137,797

Total Investments in Securities - Assets	$32,137,797	$362,318,306	$5,648,774	$400,104,877

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$1,225	$—	$1,225

Total Financial Derivative Instruments - Assets	$—	$1,225	$—	$1,225

Financial Derivative Instruments - Liabilities
Forward Foreign Currency Contracts	$—	$(739,920)	$—	$(739,920)

Total Financial Derivative Instruments - Liabilities	$—	$(739,920)	$—	$(739,920)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2023, there were no transfers into or out of level.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2023	Purchases	Sales	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 4/30/2023	Unrealized Appreciation (Depreciation) at period End*
Foreign Sovereign Obligations	$1,964,828	$4,867,076	$—	$(17,486)	$—	$(1,165,644)	$—	$—	$5,648,774	$(3,638,102)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

For the period ended April 30, 2023, six foreign sovereign obligations were fair valued at $5,648,774 by the Fair Value Committee. Due to severe disruptions in the market brought about by the Russian attack on Ukraine, the Fair Value Committee voted to apply a 15% liquidity discount to the daily pricing vendor fair value prices, thus the foreign sovereign obligations have been classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.89%
Basic Materials - 0.71%
Mining - 0.71%
Compass Minerals International, Inc., 4.875%, Due 7/15/2024A	$25,000	$24,750
Freeport-McMoRan, Inc., 4.125%, Due 3/1/2028	25,000	23,604

		48,354

Total Basic Materials		48,354

Communications - 1.56%
Internet - 0.43%
Expedia Group, Inc., 4.625%, Due 8/1/2027	30,000	29,457

Media - 0.94%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, Due 2/1/2028A	12,000	11,098
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.200%, Due 3/15/2028	15,000	14,206
6.384%, Due 10/23/2035	10,000	9,867
3.500%, Due 6/1/2041	5,000	3,414
Gray Television, Inc., 7.000%, Due 5/15/2027A	15,000	12,146
Sirius XM Radio, Inc., 4.000%, Due 7/15/2028A	15,000	12,665

		63,396

Telecommunications - 0.19%
Verizon Communications, Inc., 2.550%, Due 3/21/2031	15,000	12,750

Total Communications		105,603

Consumer, Cyclical - 4.69%
Airlines - 2.69%
American Airlines Pass-Through Trust,
3.350%, Due 4/15/2031, 2017 2 AA	10,941	9,745
3.950%, Due 1/11/2032, 2021 1 B	14,325	12,616
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, Due 4/20/2026A	25,000	24,555
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, Due 10/20/2028A	20,000	19,399
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, Due 1/20/2026A	25,000	23,292
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.500%, Due 6/20/2027A	17,000	16,973
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.000%, Due 9/20/2025A	40,000	40,370
U.S. Airways Pass-Through Trust,
4.625%, Due 12/3/2026, 2012 1A	6,440	6,104
3.950%, Due 5/15/2027, 2013 1A	13,315	12,524
United Airlines Pass-Through Trust, 3.750%, Due 3/3/2028, 2014 2 A	17,418	16,310

		181,888

Auto Manufacturers - 0.41%
Ford Motor Credit Co. LLC, 4.271%, Due 1/9/2027	14,000	12,960
General Motors Financial Co., Inc., 5.850%, Due 4/6/2030	15,000	14,972

		27,932

Entertainment - 0.68%
SeaWorld Parks & Entertainment, Inc., 8.750%, Due 5/1/2025A	45,000	45,900

Household Products/Wares - 0.17%
Newell Brands, Inc., 6.000%, Due 4/1/2046	15,000	11,715

Leisure Time - 0.23%
Carnival Corp., 10.500%, Due 2/1/2026A	15,000	15,658

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.89% (continued)
Consumer, Cyclical - 4.69% (continued)
Lodging - 0.07%
Marriott International, Inc., 4.900%, Due 4/15/2029	$5,000	$4,959

Retail - 0.44%
AutoNation, Inc., 2.400%, Due 8/1/2031	10,000	7,709
Lithia Motors, Inc., 3.875%, Due 6/1/2029A	25,000	21,638

		29,347

Total Consumer, Cyclical		317,399

Consumer, Non-Cyclical - 2.26%
Biotechnology - 0.15%
Amgen, Inc., 5.250%, Due 3/2/2033	10,000	10,272

Commercial Services - 0.39%
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	13,241
Massachusetts Institute of Technology, 4.678%, Due 7/1/2114	10,000	9,510
University of Chicago, 3.000%, Due 10/1/2052	5,000	3,723

		26,474

Cosemetics/Personal Care - 0.13%
Haleon U.S. Capital LLC, 3.625%, Due 3/24/2032	10,000	9,165

Food - 0.37%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.875%, Due 2/15/2028A	25,000	24,748

Health Care - Products - 0.15%
Varex Imaging Corp., 7.875%, Due 10/15/2027A	10,000	9,900

Health Care - Services - 0.84%
AdventHealth Obligated Group, 2.795%, Due 11/15/2051, Series E	10,000	6,770
Baylor Scott & White Holdings, 1.777%, Due 11/15/2030, Series 2021	5,000	4,081
Centene Corp., 3.375%, Due 2/15/2030	15,000	13,277
Elevance Health, Inc., 5.125%, Due 2/15/2053	5,000	4,964
IQVIA, Inc., 5.000%, Due 5/15/2027A	15,000	14,635
Marshfield Clinic Health System, Inc., 2.703%, Due 2/15/2030, Series 2020	5,000	4,312
Trinity Health Corp., 4.125%, Due 12/1/2045	10,000	8,872

		56,911

Pharmaceuticals - 0.23%
Cigna Group, 5.400%, Due 3/15/2033	15,000	15,574

Total Consumer, Non-Cyclical		153,044

Energy - 3.07%
Energy - Alternate Sources - 0.43%
TerraForm Power Operating LLC, 5.000%, Due 1/31/2028A	30,000	28,662

Oil & Gas - 0.71%
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	10,000	10,159
Continental Resources, Inc., 4.375%, Due 1/15/2028	25,000	23,714
Parsley Energy LLC/Parsley Finance Corp., 4.125%, Due 2/15/2028A	15,000	14,207

		48,080

Pipelines - 1.93%
Boardwalk Pipelines LP, 5.950%, Due 6/1/2026	15,000	15,281

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.89% (continued)
Energy - 3.07% (continued)
Pipelines - 1.93% (continued)
DCP Midstream Operating LP,
5.625%, Due 7/15/2027	$19,000	$19,271
5.125%, Due 5/15/2029	25,000	24,767
Energy Transfer LP, 3.750%, Due 5/15/2030	15,000	13,770
Kinder Morgan, Inc., 5.200%, Due 6/1/2033	15,000	14,874
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	20,000	18,840
Western Midstream Operating LP, 4.750%, Due 8/15/2028	25,000	23,977

		130,780

Total Energy		207,522

Financial - 11.66%
Banks - 5.36%
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD LIBOR + 1.040%)B	20,000	18,555
3.970%, Due 3/5/2029, (3 mo. USD LIBOR + 1.070%)B	10,000	9,467
5.288%, Due 4/25/2034, (Secured Overnight Financing Rate + 1.910%)B	10,000	10,046
Bank of New York Mellon Corp., 4.289%, Due 6/13/2033, (Secured Overnight Financing Rate + 1.418%)B	10,000	9,566
Citigroup, Inc.,
4.000%, Due 12/10/2025, Series W, (5 yr. CMT + 3.597%)B C	10,000	8,711
2.666%, Due 1/29/2031, (Secured Overnight Financing Rate + 1.146%)B	20,000	17,103
Citizens Bank NA, 4.575%, Due 8/9/2028, (Secured Overnight Financing Rate + 2.000%)B	10,000	9,255
Fifth Third Bancorp, 4.772%, Due 7/28/2030, (Secured Overnight Financing Index + 2.127%)B	25,000	23,737
Fifth Third Bank NA, 5.852%, Due 10/27/2025, (Secured Overnight Financing Rate + 1.230%)B	10,000	9,932
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	14,160
First Horizon Corp., 4.000%, Due 5/26/2025	25,000	23,355
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (Secured Overnight Financing Rate + 1.114%)B	10,000	9,141
1.992%, Due 1/27/2032, (Secured Overnight Financing Rate + 1.090%)B	10,000	7,993
Huntington National Bank, 5.650%, Due 1/10/2030	15,000	14,928
JPMorgan Chase & Co.,
1.045%, Due 11/19/2026, (Secured Overnight Financing Rate + 0.800%)B	10,000	9,007
1.953%, Due 2/4/2032, (Secured Overnight Financing Rate + 1.065%)B	15,000	12,072
KeyBank NA, 5.000%, Due 1/26/2033	10,000	9,280
M&T Bank Corp., 5.053%, Due 1/27/2034, (Secured Overnight Financing Rate + 1.850%)B	10,000	9,371
Morgan Stanley,
1.512%, Due 7/20/2027, (Secured Overnight Financing Rate + 0.858%)B	10,000	8,874
2.484%, Due 9/16/2036, (Secured Overnight Financing Rate + 1.360%)B	5,000	3,837
PNC Financial Services Group, Inc., 5.068%, Due 1/24/2034, (Secured Overnight Financing Rate + 1.933%)B	15,000	14,741
Santander Holdings USA, Inc., 4.400%, Due 7/13/2027	10,000	9,512
State Street Corp.,
4.421%, Due 5/13/2033, (Secured Overnight Financing Rate + 1.605%)B	25,000	24,216
4.821%, Due 1/26/2034, (Secured Overnight Financing Rate + 1.567%)B	10,000	9,943
Truist Financial Corp.,
5.100%, Due 3/1/2030, Series Q, (10 yr. CMT + 4.349%)B C	10,000	8,821
5.122%, Due 1/26/2034, (Secured Overnight Financing Rate + 1.852%)B	10,000	9,680
U.S. Bancorp,
5.850%, Due 10/21/2033, (Secured Overnight Financing Rate + 2.090%)B	10,000	10,277
2.491%, Due 11/3/2036, (5 yr. CMT + 0.950%)B	10,000	7,647
Wells Fargo & Co.,
5.875%, Due 6/15/2025, Series U, (3 mo. USD LIBOR + 3.990%)B C	$25,000	$24,455

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.89% (continued)
Financial - 11.66% (continued)
Banks - 5.36% (continued)
Wells Fargo & Co., (continued)
5.389%, Due 4/24/2034, (Secured Overnight Financing Rate + 2.020%)B	$5,000	$5,072

		362,754

Diversified Financial Services - 2.61%
Ally Financial, Inc.,
5.750%, Due 11/20/2025	25,000	24,271
4.700%, Due 5/15/2026, Series B, (5 yr. CMT + 3.868%)B C	15,000	10,950
Burford Capital Global Finance LLC, 6.875%, Due 4/15/2030A	10,000	9,300
Capital One Financial Corp.,
3.950%, Due 9/1/2026, Series M, (5 yr. CMT + 3.157%)B C	25,000	18,828
2.618%, Due 11/2/2032, (Secured Overnight Financing Rate + 1.265%)B	10,000	7,748
Enact Holdings, Inc., 6.500%, Due 8/15/2025A	30,000	29,736
LPL Holdings, Inc., 4.000%, Due 3/15/2029A	20,000	17,955
Navient Corp., 5.000%, Due 3/15/2027	15,000	13,506
Radian Group, Inc., 4.875%, Due 3/15/2027	10,000	9,510
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	10,000	7,462
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,131
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc., 2.875%, Due 10/15/2026A	15,000	13,351

		176,748

Insurance - 0.99%
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	7,819
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	10,000	8,115
GTCR AP Finance, Inc., 8.000%, Due 5/15/2027A	20,000	19,551
HUB International Ltd., 7.000%, Due 5/1/2026A	15,000	14,934
Old Republic International Corp., 3.875%, Due 8/26/2026	10,000	9,625
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	10,000	7,134

		67,178

Real Estate - 0.29%
Greystar Real Estate Partners LLC, 5.750%, Due 12/1/2025A	20,000	19,558

REITS - 2.41%
Alexandria Real Estate Equities, Inc.,
4.500%, Due 7/30/2029	10,000	9,617
3.375%, Due 8/15/2031	7,000	6,130
4.750%, Due 4/15/2035	10,000	9,500
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	12,396
Extra Space Storage LP, 2.350%, Due 3/15/2032	5,000	3,971
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	30,000	26,563
Healthcare Realty Holdings LP,
3.625%, Due 1/15/2028	25,000	22,819
3.100%, Due 2/15/2030	10,000	8,684
Invitation Homes Operating Partnership LP, 2.000%, Due 8/15/2031	10,000	7,695
Physicians Realty LP, 3.950%, Due 1/15/2028	15,000	14,054
Realty Income Corp., 4.850%, Due 3/15/2030	5,000	4,967
Rexford Industrial Realty LP, 2.125%, Due 12/1/2030	15,000	12,126
VICI Properties LP/VICI Note Co., Inc., 5.750%, Due 2/1/2027A	25,000	24,839

		163,361

Total Financial		789,599

Industrial - 0.40%
Aerospace/Defense - 0.15%
Raytheon Technologies Corp., 5.150%, Due 2/27/2033	10,000	10,373

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 26.89% (continued)
Industrial - 0.40% (continued)
Building Materials - 0.12%
Eagle Materials, Inc., 2.500%, Due 7/1/2031	$10,000	$8,134

Electronics - 0.13%
Vontier Corp., 2.400%, Due 4/1/2028	10,000	8,370

Total Industrial		26,877

Technology - 1.01%
Computers - 0.08%
Leidos, Inc., 5.750%, Due 3/15/2033	5,000	5,104

Office/Business Equipment - 0.06%
CDW LLC/CDW Finance Corp., 3.276%, Due 12/1/2028	5,000	4,332

Semiconductors - 0.55%
Broadcom, Inc., 4.150%, Due 11/15/2030	15,000	13,930
Intel Corp.,
5.125%, Due 2/10/2030	5,000	5,112
4.150%, Due 8/5/2032	5,000	4,822
Qorvo, Inc., 4.375%, Due 10/15/2029	15,000	13,644

		37,508

Software - 0.32%
Oracle Corp., 3.950%, Due 3/25/2051	15,000	11,318
Take-Two Interactive Software, Inc., 4.950%, Due 3/28/2028	10,000	10,066

		21,384

Total Technology		68,328

Utilities - 1.53%
Electric - 1.53%
Ameren Corp., 1.950%, Due 3/15/2027	5,000	4,513
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	9,970
Eversource Energy, 1.650%, Due 8/15/2030, Series R	10,000	8,130
Indiana Michigan Power Co., 5.625%, Due 4/1/2053	10,000	10,628
Mid-Atlantic Interstate Transmission LLC, 4.100%, Due 5/15/2028A	25,000	24,235
PacifiCorp, 5.350%, Due 12/1/2053	5,000	5,201
Public Service Co. of Colorado, 5.250%, Due 4/1/2053	10,000	10,276
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	15,000	15,377
SCE Recovery Funding LLC,
4.697%, Due 6/15/2042, Series A 1	5,000	5,044
5.112%, Due 12/14/2049, Series A 2	10,000	10,206

		103,580

Total Utilities		103,580

Total Corporate Obligations (Cost $1,937,338)		1,820,306

FOREIGN CORPORATE OBLIGATIONS - 1.61%
Communications - 0.33%
Telecommunications - 0.33%
Altice France SA, 5.125%, Due 1/15/2029A	30,000	22,171

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 1.61% (continued)
Energy - 0.12%
Pipelines - 0.12%
TransCanada PipeLines Ltd., 2.500%, Due 10/12/2031	$10,000	$8,261

Financial - 1.16%
Banks - 1.02%

Bank of Montreal,
0.949%, Due 1/22/2027, (Secured Overnight Financing Rate + 0.603%)B	10,000	8,967
5.203%, Due 2/1/2028	10,000	10,150
3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	10,000	9,029
Barclays PLC, 7.385%, Due 11/2/2028, (1 yr. CMT + 3.300%)B	10,000	10,672
Canadian Imperial Bank of Commerce, 5.001%, Due 4/28/2028	10,000	10,025
Royal Bank of Canada, 5.000%, Due 2/1/2033	10,000	10,011
Toronto-Dominion Bank, 5.156%, Due 1/10/2028	10,000	10,097

		68,951

Financial Services - 0.14%
Macquarie Airfinance Holdings Ltd., 8.375%, Due 5/1/2028A	10,000	10,002

Total Financial		78,953

Total Foreign Corporate Obligations (Cost $114,808)		109,385

ASSET-BACKED OBLIGATIONS - 11.95%
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020 1A AA	11,706	10,414
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021 N3 D	15,000	13,996
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003 1 M2	63,590	62,203
Citicorp Residential Mortgage Trust, 4.925%, Due 3/25/2037, 2007 1 A5D	15,173	14,988
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022 1A AA	8,915	7,812
College Ave Student Loans LLC, 6.120%, Due 7/25/2051, 2021 A A1, (1 mo. USD LIBOR + 1.100%)A B	19,941	19,447
Conseco Finance Corp.,
7.220%, Due 3/15/2028, 1997 1 M1E	37,307	37,038
6.280%, Due 9/1/2030, 1998 8 A1	19	19
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021 4A D	25,000	23,199
Finance of America Structured Securities Trust, 2.000%, Due 9/25/2069, 2019 1R A	58,172	60,441
GSAMP Trust, 5.422%, Due 7/25/2033, 2003 SEA2 A1D	47,882	45,062
Hyundai Auto Receivables Trust, 1.660%, Due 6/15/2028, 2021 C C	15,000	13,650
Louisiana Local Government Environmental Facilities & Community Development Authority,
4.145%, Due 2/1/2033, Series A	20,000	19,726
5.197%, Due 9/1/2039, 2022 ENO A	25,000	25,621
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005 1 B	44,095	44,106
5.787%, Due 10/15/2040, 2006 1 AA	41,069	40,077
8.311%, Due 10/15/2040, 2006 1 BA	19,102	19,444
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	33,588	32,576
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016 AA A2AA	24,307	23,521
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018 DA A2AA	4,943	4,770
5.998%, Due 12/15/2059, 2019 D A2B, (1 mo. USD LIBOR + 1.050%)A B	12,173	11,971
1.110%, Due 2/18/2070, 2021 FA AA	15,004	12,909
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019 BA A2AA	20,050	19,126
Octane Receivables Trust, 1.210%, Due 9/20/2028, 2021 2A AA	15,405	14,787
PFS Financing Corp., 2.470%, Due 2/15/2027, 2022 A AA	20,000	19,064
Salomon Mortgage Loan Trust, 5.004%, Due 11/25/2033, 2001 CB4 1M1, (1 mo. USD LIBOR + 1.500%)B	26,928	27,476
Santander Drive Auto Receivables Trust,
4.490%, Due 11/16/2026, 2022 6 A3	15,000	14,833

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 11.95% (continued)
Santander Drive Auto Receivables Trust, (continued)
1.670%, Due 10/15/2027, 2021 4 D	$20,000	$18,682
Santander Retail Auto Lease Trust, 1.410%, Due 11/20/2025, 2021 B DA	35,000	33,221
ServiceMaster Funding LLC, 2.841%, Due 1/30/2051, 2020 1 A2IA	24,500	20,584
Sierra Timeshare Receivables Funding LLC, 1.340%, Due 11/20/2037, 2021 1A BA	12,908	11,934
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017 B A2AA	11,403	10,896
1.290%, Due 7/15/2053, 2020 B A1AA	11,239	10,092
U.S. Small Business Administration,
4.910%, Due 1/1/2048, 2023 25A 1	20,000	20,432
4.610%, Due 2/1/2048, 2023 25B 1	15,000	15,137
4.930%, Due 3/1/2048, 2023 25C 1	15,000	15,386
Vantage Data Centers LLC, 3.188%, Due 7/15/2044, 2019 1A A2A	14,450	13,966

Total Asset-Backed Obligations (Cost $835,493)		808,606

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.29%
Bear Stearns ARM Trust, 3.727%, Due 2/25/2035, 2004 12 2A1E	11,395	10,571
Bear Stearns Asset Backed Securities Trust, 5.250%, Due 10/25/2033, 2003 AC5 A5D	48,927	47,828
Brean Asset Backed Securities Trust, 1.750%, Due 10/25/2061, 2021 RM2 AA E	43,043	37,785
Chase Mortgage Finance Corp.,
3.750%, Due 12/25/2045, 2016 SH2 M2A E	15,825	14,024
3.750%, Due 12/25/2045, 2016 SH2 M3A E	32,162	28,251
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004 4 A19	19,118	18,230
Finance of America Structured Securities Trust, 2.000%, Due 4/25/2073	75,000	71,380
Government National Mortgage Association, 5.220%, Due 6/20/2045E	24,242	24,398
Greenpoint Mortgage Pass-Through Certificates, 4.725%, Due 10/25/2033, 2003 1 A1E	27,215	25,330
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021 INV2 A2A E	36,053	29,543
2.500%, Due 7/25/2052, 2022 1 A3A E	50,475	41,362
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016 2A A1A E	35,585	33,792
6.070%, Due 1/25/2048, 2018 4A B1, (1 mo. USD LIBOR + 1.050%)A B	75,390	72,748
5.595%, Due 11/25/2054, 2014 3A B3A E	25,342	24,206
4.000%, Due 3/25/2057, 2017 2A A3A E	44,675	42,407
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004 CL1 1A1	27,664	26,524
Residential Funding Mortgage Securities I Trust, 5.500%, Due 12/25/2034, 2004 S9 1A23	13,616	12,635

Total Collateralized Mortgage Obligations (Cost $598,593)		561,014

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS 6.22%
Bank,
4.399%, Due 8/15/2055, 2022 BNK43 A5	15,000	14,415
3.265%, Due 9/15/2060, 2017 BNK7 ASB	41,792	40,329
1.844%, Due 3/15/2063, 2020 BN28 A4	25,000	20,307
BBCMS Mortgage Trust, 4.600%, Due 6/15/2055, 2022 C16 A5E	15,000	14,607
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020 B19 AS	30,000	23,055
1.978%, Due 12/17/2053, 2020 B21 A5	10,000	8,062
2.254%, Due 12/17/2053, 2020 B21 AS	10,000	7,921
3.717%, Due 3/15/2062, 2019-B10 A4	20,000	18,561
BX Trust, 7.055%, Due 10/15/2039, 2022 GPA A, (1 mo. USD Term SOFR + 2.165%)A B	20,000	19,950
COMM Mortgage Trust,
3.902%, Due 7/10/2050, 2015 PC1 A5	25,000	24,112
2.950%, Due 8/15/2057, 2019 GC44 A5	20,000	17,643
DC Office Trust, 3.174%, Due 9/15/2045, 2019 MTC DA E	10,000	7,160
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
3.710%, Due 9/25/2032, K-150 A2E	15,000	14,434
2.481%, Due 7/25/2034, K-1514 A1	13,327	11,895
1.238%, Due 1/25/2035, K-1516 A1	52,557	42,723

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.22% (continued)
Federal National Mortgage Association,
3.665%, Due 9/25/2028, 2019 M1 A2E	$23,801	$23,166
3.610%, Due 2/25/2031, 2019 M4 A2	9,781	9,360
1.714%, Due 7/25/2031, 2021 M17 A2E	10,000	8,351
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018 SB45 A10FE	10,070	9,458
3.300%, Due 7/25/2038, 2018 SB55 A5HE	8,227	8,163
JPMBB Commercial Mortgage Securities Trust, 3.559%, Due 7/15/2048, 2015 C30 ASB	25,583	24,914
Med Trust, 6.748%, Due 11/15/2038, 2021 MDLN C, (1 mo. USD LIBOR + 1.800%)A B	14,956	14,356
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018 2 AA E	19,265	18,536
4.120%, Due 3/25/2049, 2019 1 M3A E	24,624	19,323

Total Commercial Mortgage-Backed Obligations (Cost $459,063)		420,801

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 7.49%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	28,926	26,440
3.000%, Due 5/1/2047	54,574	50,027
3.000%, Due 11/1/2049	28,648	26,023
Federal National Mortgage Association,
4.500%, Due 7/1/2031	19,969	19,878
2.500%, Due 4/1/2037	19,627	17,772
2.500%, Due 2/1/2042	39,670	35,145
2.000%, Due 3/1/2042	27,697	23,820
2.500%, Due 4/1/2042	46,600	41,197
4.000%, Due 2/1/2043	30,365	29,666
4.000%, Due 12/1/2043	13,967	13,645
4.000%, Due 3/1/2046	27,224	26,597
2.500%, Due 12/1/2046	33,232	29,210
3.000%, Due 12/1/2046	29,499	27,082
3.000%, Due 1/1/2048	43,165	39,569
3.000%, Due 2/1/2048	23,987	21,924
3.000%, Due 8/1/2048	48,690	44,589
Government National Mortgage Association, 3.500%, Due 4/20/2046	36,065	34,312

Total U.S. Agency Mortgage-Backed Obligations (Cost $528,822)		506,896

U.S. TREASURY OBLIGATIONS - 31.78%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	248,000	180,100
2.000%, Due 11/15/2041	73,000	55,232
2.500%, Due 2/15/2045	67,000	53,634
3.375%, Due 11/15/2048	297,000	277,765
2.250%, Due 2/15/2052	274,000	204,237
4.000%, Due 11/15/2052	8,000	8,485
U.S. Treasury Notes,
0.625%, Due 10/15/2024	35,000	33,131
3.875%, Due 1/15/2026	112,000	112,061
0.750%, Due 8/31/2026	330,000	299,449
1.500%, Due 1/31/2027	252,000	232,972
3.875%, Due 12/31/2027	68,000	68,855
3.625%, Due 3/31/2028	6,000	6,021
1.000%, Due 7/31/2028	10,000	8,778
2.375%, Due 3/31/2029	336,000	314,816
3.625%, Due 3/31/2030	5,000	5,037
2.875%, Due 5/15/2032	174,000	166,218
3.500%, Due 2/15/2033	124,000	124,504

Total U.S. Treasury Obligations (Cost $2,187,820)		2,151,295

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

	Principal Amount	Fair Value
MUNICIPAL OBLIGATIONS - 5.50%
Alabama Federal Aid Highway Finance Authority Revenue Bonds, 2.650%, Due 9/1/2037, Series B	$15,000	$12,190
California Health Facilities Financing Authority Revenue Bonds, 4.190%, Due 6/1/2037	10,000	9,486
City Of New York General Obligation Bonds,
5.985%, Due 12/1/2036, Series D1	10,000	10,932
5.517%, Due 10/1/2037, Series C1	10,000	10,660
6.271%, Due 12/1/2037, Series F1	5,000	5,717
Commonwealth of Massachusetts,
3.769%, Due 7/15/2029, Series A	15,000	14,565
4.110%, Due 7/15/2031, Series B	5,000	4,961
Dallas Area Rapid Transit, 5.999%, Due 12/1/2044, Series B	15,000	17,034
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Bonds, 2.613%, Due 12/1/2048, Series A	25,000	17,546
Gainesville, Florida Revenue Bonds, 3.047%, Due 10/1/2040	15,000	11,637
JobsOhio Beverage System, 2.833%, Due 1/1/2038, Series A	15,000	12,292
Los Angeles Department of Water & Power, 6.574%, Due 7/1/2045	10,000	12,173
Massachusetts Water Resources Authority Revenue Bonds, 2.823%, Due 8/1/2041, Series C	5,000	4,007
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds,
5.767%, Due 8/1/2036	5,000	5,352
5.508%, Due 8/1/2037	15,000	15,900
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	5,404
New York State Urban Development Corp., 3.900%, Due 3/15/2033, Series B	10,000	9,597
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, 4.879%, Due 12/1/2034, Series B2	35,000	35,528
Oklahoma Development Finance Authority Revenue Bonds, 4.135%, Due 12/1/2033, Series A-1	10,000	9,973
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,834
Regents of the University of California Medical Center Pooled Revenue, 6.548%, Due 5/15/2048, Series H	5,000	6,071
Riverside County, California Revenue Bonds, 3.818%, Due 2/15/2038	15,000	13,770
San Jose Financing Authority, California Revenue Bonds, 2.812%, Due 6/1/2037, Series A	25,000	19,893
Santa Clara Valley Transportation Authority, 5.876%, Due 4/1/2032, Series A	15,000	15,906
State Board of Administration Finance Corp., 2.154%, Due 7/1/2030, Series A	10,000	8,523
State of California, 4.600%, Due 4/1/2038	25,000	24,842
State of Texas, 5.517%, Due 4/1/2039	10,000	10,988
Texas Transportation Commission General Obligation Bonds, 2.472%, Due 10/1/2044	10,000	7,091
Texas Transportation Commission Revenue Bonds, 2.562%, Due 4/1/2042	15,000	11,493
Texas Transportation Commission State Highway Fund, 4.000%, Due 10/1/2033	10,000	9,704
Tucson, Arizona Certificate of Participation, 2.856%, Due 7/1/2047, Series A	15,000	11,011

Total Municipal Obligations (Cost $386,905)		372,080

TOTAL INVESTMENTS - 99.73% (Cost $7,048,842)		6,750,383
OTHER ASSETS, NET OF LIABILITIES - 0.27%		18,294

TOTAL NET ASSETS - 100.00%		$6,768,677

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,329,353 or 19.64% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR, LIBOR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on April 30, 2023.

C	Perpetual maturity. The date shown, if any, is the next call date.
D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at April 30, 2023. The maturity date disclosed represents the final maturity date.

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

April 30, 2023 (Unaudited)

CMT - Constant Maturity Treasury.

IP - Intellectual Property

LIBOR - London Interbank Offered Rate.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of April 30, 2023, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,820,306	$—	$1,820,306
Foreign Corporate Obligations	—	109,385	—	109,385
Asset-Backed Obligations	—	808,606	—	808,606
Collateralized Mortgage Obligations	—	561,014	—	561,014
Commercial Mortgage-Backed Obligations	—	420,801	—	420,801
U.S. Agency Mortgage-Backed Obligations	—	506,896	—	506,896
U.S. Treasury Obligations	—	2,151,295	—	2,151,295
Municipal Obligations	—	372,080	—	372,080

Total Investments in Securities - Assets	$—	$6,750,383	$—	$6,750,383

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended April 30, 2023, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2023 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of April 30, 2023, the Trust consists of twenty-five active series, of which are presented in this filing: American Beacon Developing World Income Fund and American Beacon NIS Core Plus Bond Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), open-end management investment companies. The remaining twenty-three active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848); Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform. The guidance is applicable to contracts referencing London Inter-bank Offered Rate (“LIBOR”) or another reference rate that is expected to be discontinued due to reference rate reform. The ASU is effective as of March 12, 2020 and generally can be applied through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06 Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848 which updates and clarifies ASU No. 2020-04. The amendments in this ASU defer the sunset date of Topic 848 from December 31, 2022, to December 31, 2024. Management expects these ASUs will not have a material impact on the Funds’ financial statements.

In June 2022, the FASB issued ASU No. 2022-03, Fair Value Measurement (Topic 820); Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which provides clarifying guidance that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. Management expects the ASU will not have a material impact on the Funds’ financial statements.

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2023 (Unaudited)

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The rule also defines when market quotations are “readily available” for purposes of the Investment Company Act, the threshold for determining whether a Fund must fair value a security.

The Valuation Rule establishes requirements for determining fair value in good faith for purposes of the Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Trust’s Board of Trustees (the “Board”) to designate the Manager as “valuation designee” to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule. Prior to September 8, 2022, fair value determinations were made pursuant to methodologies approved by the Board.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2023 (Unaudited)

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2023 (Unaudited)

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts and structured notes, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2023 (Unaudited)

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the Manager. For instances in which daily market quotes are not readily available, investments may be valued pursuant to guidelines established by the Board. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Valuation Committee, generally based upon recommendations provided by the Manager.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. Each of the tax years in the four year period ended January 31, 2023 for the Developing World Income Fund and the tax years in the three year period ended January 31, 2023 for NIS Core Plus Bond Fund remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of April 30, 2023, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Developing World Income	$472,605,877	$9,781,827	$(82,282,827)	$(72,501,000)
NIS Core Plus Bond Income	7,048,842	46,610	(345,069)	(298,459)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

April 30, 2023 (Unaudited)

As of January 31, 2023, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Developing World Income	$16,615,351	$37,849,873
NIS Core Plus Bond Income	266,463	184,694